Expense Example - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund - Fidelity Mid Cap Value Index Fund
Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77